Guarantees, commitments and risks - Other information about financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guarantees, commitments and risks
Financial assets at fair value through profit or loss	€ 6,797	€ 6,782
Non-hedging and trading derivatives	(1,119)	837
Other investments valued at fair value	1,395	1,256	€ 1,202
Trade receivables and other	17,753	17,054
Financing receivables	4,238	3,136
Securities	62	61
Trade payables and other	22,273	20,808
Financing payables	30,390	28,729
Net assets (liabilities) for hedging derivatives	7	(35)
Financial assets at fair value through profit or loss, Income (expense) recognized in profit and loss account	388	284	€ (55)
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	(73)	417
Other investments valued at fair value, Income (expense) recognized in profit and loss account	227	255
Other investments valued at fair value, Income (expense) recognized in other comprehensive income	62	45
Trade receivables and other, Income (expense) recognized in profit and loss account	(106)	(285)
Financing receivables, Income (expense) recognized in profit and loss account	233	141
Securities, Income (expense) recognized in profit and loss account	1	1
Trade payables and other, Income (expense) recognized in profit and loss account	(153)	69
Financing payables, Income (expense) recognized in profit and loss account	(1,176)	(734)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in profit and loss account	(95)	(442)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in other comprehensive income	(912)	541
Other operating income (loss)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	352	478
Financial income (expense)
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	62	36
Financing receivables, Income (expense) recognized in profit and loss account	175	144
Interest income calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	27	15
Interest expense calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	897	743
Net (impairment losses) reversal of trade and other receivables
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	168	249
Net revaluations or impairments
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	€ 22	€ 6